Income taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income taxes
Schedule of reconciliation income tax allowance and the amount resulting from the application of the combined Canadian income tax rate

	December 31, 2021	December 31, 2020
Loss before income taxes	$(31,638,244)	$(20,640,935)
Statutory income tax rate	26.50%	26.50%
Expected income tax recovery	(8,384,135)	(5,469,848)
Non-taxable income or non-deductible expenses	511,078	759,036
Tax rate differential and other	168,007	(192,855)
Unapplied non-capital losses	7,705,050	4,903,667
	$—	$—

Schedule of significant components of the deferred tax assets and liabilities

	Year Ended	Year Ended
	December 31,	December 31,
	2021	2020
Unrecognized deferred tax assets: Non-capital losses carried forward	$64,266,641	$35,477,657
Share issue costs	744,506	129,219
Scientific Research & Experimental Development	2,037,231	541,015
Total unrecognized deferred tax asset	$67,048,378	$36,147,891

Schedule of tax losses expiration year

2036	$1,368,251
2037	5,394,542
2038	636,496
2039	9,573,962
2040	18,504,405
2041	28,788,985
$64,266,641